Related party transactions (Schedule of Amounts Due from/to Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Bigo [Member] CNY		Dec. 31, 2013 Bigo [Member] CNY	Dec. 31, 2014 Guangzhou Kuyou [Member] CNY	Dec. 31, 2013 Guangzhou Kuyou [Member] CNY	Dec. 31, 2014 Zhuhai Daren [Member] CNY	Dec. 31, 2013 Zhuhai Daren [Member] CNY	Dec. 31, 2014 Shanghang [Member] CNY	Dec. 31, 2013 Shanghang [Member] CNY	Dec. 31, 2014 Zhuhai Lequ [Member] CNY	Dec. 31, 2013 Zhuhai Lequ [Member] CNY	Dec. 31, 2014 Xishanju [Member] CNY	Dec. 31, 2013 Xishanju [Member] CNY
Related party transactions [Line Items]
Amounts due from related parties	$ 9,843	61,073	73	61,000	[1]	[1]							73	73
Amounts due to related parties	$ 4,979	30,892	2,640				24,454		2,020	1,479	4,342	822	41	339	35

[1]	As of the date of this report, other receivables from Bigo amounting to RMB61,000 were fully repaid by Bigo.